Financial Instruments (Details 7) - ILS (₪) ₪ in Millions	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables presented in the statement of financial position	₪ 470	[1]	₪ 493
Trade payables, gross	1,714		1,735
Supply and receive communication services [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables, gross	94		115
Offset amounts	(83)		(99)
Trade and other receivables presented in the statement of financial position	11		16
Trade payables, gross	121		143
Offset amounts	(83)		(99)
Trade and other payables presented in the statement of financial position	₪ 38		₪ 44

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1